INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current deferred income tax	$ 137	$ 1,850
Other long term assets	33	210
Net deferred tax asset	$ 170	$ 2,060